Net Employee Defined Benefit Liability - Summary of Major Categories of Plan Assets, Measured at Fair Value (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	CAD 2.9	CAD 8.8
Fair Value of the plan assets	379.2	324.1
Quoted prices in active markets for identical items [member]
Disclosure of fair value of plan assets [Line Items]
Corporate bonds and fixed income	45.0	36.1
Equities	110.1	80.8
Property funds	6.6	8.0
Unquoted investment [member]
Disclosure of fair value of plan assets [Line Items]
Annuity policies	102.9	90.5
Equities and property	69.5	59.0
Corporate bonds and fixed income	22.7	19.1
Cash and cash equivalents	CAD 19.5	CAD 21.8